Interest and Finance Costs	6 Months Ended
Jun. 30, 2017
Interest and Finance Costs [Abstract]
Interest and Finance Costs:
14. Interest and Finance Costs:
The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:
	Six-month period ended June 30,
	2016	2017

Interest incurred on long-term debt	$3,751	$224
Interest, amortization of financing fees and other on loan from related party	818	6,827
Amortization and write off of financing fees	517	127
Other	288	126
Capitalized interest cost	-	(1,562)
Total	$5,374	$5,742